UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                 as of September 30, 2016 (Unaudited)

Deutsche Government Series

Deutsche Government Series (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Government Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016 the Fund owned approximately 2% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below

	Principal Amount ($)	Value ($)
Government & Agency Obligations 52.2%
U.S. Government Sponsored Agencies 44.9%
Federal Farm Credit Bank:
0.45% *, 6/20/2017	75,000,000	75,000,000
0.567% *, 8/29/2017	10,000,000	10,007,080
0.587% *, 2/8/2017	15,000,000	15,000,000
0.592% *, 3/8/2017	40,000,000	39,999,082
0.604% *, 2/28/2017	130,000,000	129,998,611
0.618% *, 3/22/2017	94,000,000	93,997,649
0.646% *, 9/21/2017	80,000,000	80,000,000
0.652% *, 6/20/2018	40,000,000	40,000,000
0.674% *, 10/27/2017	100,000,000	100,000,000
0.687% *, 3/8/2018	30,000,000	29,997,781
Federal Home Loan Bank:
0.300% **, 1/5/2017	50,000,000	49,960,667
0.305% **, 11/3/2016	40,000,000	39,989,000
0.325% **, 11/17/2016	40,000,000	39,983,289
0.376% **, 10/14/2016	30,000,000	29,995,992
0.376% **, 10/18/2016	22,000,000	21,996,156
0.378% **, 10/26/2016	150,000,000	149,961,250
0.384% **, 10/19/2016	85,000,000	84,983,935
0.386% **, 10/21/2016	75,000,000	74,984,167
0.407% **, 11/25/2016	65,000,000	64,960,278
0.437% **, 10/31/2016	25,000,000	24,991,042
0.45%, 10/7/2016	35,000,000	34,999,870
0.458% **, 10/3/2016	50,000,000	49,998,750
0.458% **, 10/25/2016	150,000,000	149,954,500
0.458% **, 11/21/2016	20,000,000	19,987,250
0.458% **, 1/13/2017	54,000,000	53,929,800
0.458% **, 2/2/2017	34,000,000	33,947,300
0.463% **, 10/25/2016	150,000,000	149,955,000
0.468% **, 2/1/2017	50,000,000	49,921,417
0.472% **, 10/28/2016	50,000,000	49,982,600
0.473% **, 10/26/2016	60,000,000	59,980,625
0.483% **, 2/8/2017	40,000,000	39,931,389
0.485% **, 10/14/2016	248,750,000	248,707,153
0.488% **, 1/27/2017	112,000,000	111,823,787
0.493% **, 1/25/2017	35,000,000	34,945,303
0.521% *, 10/7/2016	7,500,000	7,500,000
0.521% *, 8/18/2017	160,000,000	159,794,713
0.569% **, 3/15/2017	13,000,000	12,966,633
0.579% *, 4/5/2017	100,000,000	100,000,000
0.587% *, 5/8/2017	25,000,000	25,000,000
0.601% *, 11/18/2016	50,000,000	50,000,000
0.602% *, 10/13/2016	200,000,000	199,999,644
0.633% *, 2/22/2017	20,000,000	20,018,812
0.634% *, 3/19/2018	95,000,000	95,000,000
0.677% *, 10/30/2017	50,000,000	49,997,600
0.704% *, 11/17/2017	126,550,000	126,501,130
0.728% *, 2/8/2017	110,000,000	110,024,225
0.799% *, 8/28/2017	285,000,000	284,973,956
Federal Home Loan Mortgage Corp.:
0.319% **, 1/19/2017	43,500,000	43,448,162
0.346% **, 10/4/2016	100,000,000	99,996,917
0.346% **, 12/7/2016	45,000,000	44,971,525
0.407% **, 12/22/2016	100,000,000	99,908,889
0.442% **, 2/3/2017	25,000,000	24,962,240
0.447% **, 11/2/2016	30,000,000	29,988,266
0.447% **, 2/6/2017	75,000,000	74,882,667
0.463% **, 2/17/2017	45,000,000	44,920,944
0.478% **, 3/1/2017	125,000,000	124,753,576
0.483% **, 3/3/2017	54,000,000	53,890,987
0.519% **, 4/21/2017	70,000,000	69,799,683
0.611% *, 2/22/2018	94,000,000	94,000,000
0.666% *, 7/21/2017	60,000,000	59,995,045
0.781% *, 12/21/2017	133,500,000	133,500,000
0.861% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.336% **, 10/4/2016	135,000,000	134,996,287
0.417% **, 1/3/2017	96,500,000	96,396,691
0.417% **, 2/1/2017	55,000,000	54,922,954
0.442% **, 2/1/2017	68,000,000	67,898,935
0.552% *, 7/20/2017	80,000,000	79,996,758
0.807% *, 12/20/2017	40,000,000	40,000,000
0.811% *, 3/21/2018	100,000,000	100,026,687
		5,163,904,649
U.S. Treasury Obligations 7.3%
U.S. Treasury Bills:
0.325% **, 10/20/2016	37,900,000	37,893,599
0.346% **, 10/13/2016	15,000,000	14,998,300
0.376% **, 2/9/2017	28,000,000	27,962,301
0.428% **, 1/19/2017	95,000,000	94,877,793
0.437% **, 1/19/2017	12,000,000	11,984,233
0.437% **, 1/19/2017	83,000,000	82,890,947
0.498% **, 3/23/2017	65,000,000	64,846,943
0.525% **, 3/9/2017	50,000,000	49,886,050
U.S. Treasury Floating Rate Notes:
0.303% *, 10/31/2016	425,000,000	425,012,497
0.324% *, 4/30/2017	25,000,000	24,985,245
		835,337,908
Total Government & Agency Obligations (Cost $5,999,242,557)		5,999,242,557
Repurchase Agreements 34.4%
Barclays Capital PLC, 0.47%, dated 9/30/2016, to be repurchased at $38,001,488 on 10/3/2016 (a)	38,000,000	38,000,000
BNP Paribas, 0.46%, dated 9/30/2016, to be repurchased at $290,011,117 on 10/3/2016 (b)	290,000,000	290,000,000
BNP Paribas, 0.5%, dated 9/30/2016, to be repurchased at $200,008,333 on 10/3/2016 (c)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.26%, dated 9/30/2016, to be repurchased at $300,006,500 on 10/3/2016 (d)	300,000,000	300,000,000
Citigroup Global Markets, Inc., 0.5%, dated 9/30/2016, to be repurchased at $1,000,042 on 10/3/2016 (e)	1,000,000	1,000,000
Federal Reserve Bank of New York, 0.25%, dated 9/30/2016, to be repurchased at $1,500,031,250 on 10/3/2016 (f)	1,500,000,000	1,500,000,000
HSBC Securities, Inc., 0.43%, dated 9/30/2016, to be repurchased at $1,000,035,833 on 10/3/2016 (g)	1,000,000,000	1,000,000,000
HSBC Securities, Inc., 0.45%, dated 9/30/2016, to be repurchased at $170,006,375 on 10/3/2016 (h)	170,000,000	170,000,000
JPMorgan Securities, Inc., 0.52%, dated 9/30/2016, to be repurchased at $97,004,203 on 10/3/2016 (i)	97,000,000	97,000,000
Merrill Lynch & Co., Inc., 0.48%, dated 9/30/2016, to be repurchased at $1,000,040 on 10/3/2016 (j)	1,000,000	1,000,000
Nomura Securities International, 0.5%, dated 9/30/2016, to be repurchased at $353,014,708 on 10/3/2016 (k)	353,000,000	353,000,000
Wells Fargo Bank, 0.5%, dated 9/30/2016, to be repurchased at $1,500,063 on 10/3/2016 (l)	1,500,000	1,500,000
Total Repurchase Agreements (Cost $3,951,500,000)		3,951,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $9,950,742,557) †	86.6	9,950,742,557
Other Assets and Liabilities, Net	13.4	1,543,146,716
Net Assets	100.0	11,493,889,273

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $9,950,742,557.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
806	U.S. Treasury Inflation-Indexed STRIPS	Zero Coupon	10/15/2016-4/15/2029	824
4,298,900	U.S. Treasury Note	2.0	8/31/2021	4,480,668
45,853,974	U.S. Treasury STRIPS	Zero Coupon	2/15/2017-5/15/2042	34,278,554
Total Collateral Value				38,760,046

(b)	Collateralized by $281,813,800 U.S. Treasury Notes, with the various coupon rates from 0.75-3.75%, with various maturity dates of 8/31/2018-4/30/2022 with a value of $295,800,061.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
75,045,253	Federal Home Loan Mortgage Corp.	1.5-7.0	6/1/2025-6/1/2045	78,389,666
85,604,809	Federal Home Loan Mortgage Corp. - Interest Only	3.0-3.5	8/15/2032-3/15/2044	7,356,001
103,032,002	Federal National Mortgage Association	1.5-7.0	7/1/2018-7/25/2054	107,955,167
38,796,739	Federal National Mortgage Association - Interest Only	5.5	8/25/2033	6,978,197
171	FHLMC Multifamily Structured Pass-Through Certificates	0.222-0.462	12/25/2020-8/25/2025	2
622,132,480	FREMF Mortgage Trust	0.1	7/25/2046	3,320,829
41	Government National Mortgage Association	2.125	6/20/2025	43
100	U.S. Treasury Note	0.75	8/31/2018	100
Total Collateral Value				204,000,005

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,829,100	U.S. Treasury Floating Rate Note	0.514	7/31/2018	35,853,239
259,810,900	U.S. Treasury Notes	1.625-2.0	6/30/2019-11/30/2022	270,146,820
Total Collateral Value				306,000,059

(e)	Collateralized by $726,500 U.S. Treasury Bond, 5.25%, maturing on 2/15/2019 with a value of $1,020,051.
(f)	Collateralized by $1,434,212,900 U.S. Treasury Notes, with the various coupon rates from 1.75-3.125%, with various maturity dates of 11/15/2020-5/15/2022 with a value of $1,500,031,250.
(g)	Collateralized by $1,862,631,019 U.S. Treasury STRIPS, Zero Coupon, with various maturity dates of 11/15/2037-5/15/2046 with a value of $1,020,003,029.
(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
112,340,000	U.S. Treasury Inflation-Indexed Note	0.625	1/15/2024	121,847,148
97,202,400	U.S. Treasury STRIPS	Zero Coupon	2/15/2044	51,554,210
Total Collateral Value				173,401,358

(i)	Collateralized by $92,090,014 Federal National Mortgage Association, with the various coupon rates from 3.0-7.0%, with various maturity dates of 9/1/2020-9/1/2046 with a value of $98,941,562.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
322,700	U.S. Treasury Bond	3.0	11/15/2045	376,349
605,900	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2017	643,740
Total Collateral Value				1,020,089

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
92,550,000	Federal Home Loan Bank	0.625-3.125	12/28/2016-9/26/2019	92,992,747
51,974,278	Federal National Mortgage Association	1.25-7.25	2/26/2019-9/1/2046	58,577,564
329,475	Government National Mortgage Association	5.5-6.5	8/20/2029-3/15/2032	393,395
440,000	Tennessee Valley Authority	5.98	4/1/2036	658,598
203,394,600	U.S. Treasury Notes	0.875-2.75	7/15/2017-5/31/2021	207,437,729
Total Collateral Value				360,060,033

(l) Collateralized by $1,446,213 Federal Home Loan Mortgage Corp., 2.979%, maturing on 10/1/2041 with a value of $1,530,001.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (m)	$—	$5,999,242,557	$—	$5,999,242,557
Repurchase Agreements	—	3,951,500,000	—	3,951,500,000
Total	$—	$9,950,742,557	$—	$9,950,742,557

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(m)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Government Series, a series of Cash Reserve Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016